STOCKHOLDERS' EQUITY - Summary of stock Option Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant, Beginning	11,951,250	3,610,130	4,123,142
Shares available for grant, 2018 plan approved		2,668,836	2,630,130
Shares available for grant, Grants	0	(2,130,000)	(2,415,000)
Shares available for grant, Exercises	105,000
Shares available for grant, 2010 Plan Expiration		(728,142)
Shares available for grant, Ending	9,931,250	11,951,250	3,610,130
Number of shares, Beginning	11,951,250	9,821,250	9,044,825
Number of shares, Grants		2,130,000	2,415,000
Number of shares, Exercises		0	(1,638,575)
Number of shares, Ending		11,951,250	9,821,250
Vested and expected to vest at December 31, 2019	9,606,260	11,811,875
Exercisable at December 31, 2020	7,861,250	8,745,500
Weighted Average Exercise price, Beginning	$ 0.28	$ 0.28	$ 0.28
Weighted-average exercise price, Grants	0.30	0.30	0.21
Weighted-average exercise price, Exercises	0.21	0	0.21
Weighted Average Exercise price, Ending	0.30	0.28	0.28
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise price, Beginning	0.16	0.16	0.14
Weighted-average exercise price, Grants			0.21
Weighted-average exercise price, Exercises			0.14
Weighted Average Exercise price, Ending		0.16	0.16
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise price, Beginning	$ 0.64	0.64	0.64
Weighted-average exercise price, Exercises			0.57
Weighted Average Exercise price, Ending		$ 0.64	$ 0.64